Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Components Of Net Deferred Tax And Valuation Allowance

	December 31, 2013	December 31, 2012
Deferred tax assets
Allowance for loan and lease losses	$2,900	$2,428
Start-up costs	1,804	1,979
Incentives related to leases	95	99
Compensation related	215	110
Unrealized losses/expenses related to OREO	-	67
Unrealized losses on derivatives	-	96
Unrealized losses on available-for-sale securities	610	-
Unearned interest on non-accrual loans	40	-
Other tax assets	11	8
Net operating loss carryforward	-	1,804
Gross deferred tax assets	5,675	6,591
Deferred tax liabilities
Depreciation	86	101
Unearned loan costs in excess of loan fees	314	217
Acquisition accounting adjustments	88	129
Basis in acquired loans	813	1,478
Unrealized gains on derivatives	7	-
Unrealized gains/expenses related to OREO	22	-
Unrealized gains on available-for-sale securities	-	572
Gross deferred tax liabilities	1,330	2,497
Net deferred tax asset	$4,345	$4,094

Current And Deferred Income Tax Expense

December 31, 2013
Income before income tax expense	$3,051
Current income tax expense	$108
Deferred income tax expense	957
Total income tax expense	$1,065

Effective Tax Rate Reconciled To The Statutory Rate

	December 31, 2013		December 31, 2012
	Tax	Rate	Tax	Rate
Income tax expense at statutory rate	$1,037	34.00%	$955	34.00%
Meals and entertainment	9	0.31%	11	0.39%
Share-based compensation	86	2.80%	138	4.91%
Valuation allowance	-	0.00%	(5,674)	-201.99%
Tax exempt income	(67)	-2.21%	-	0.00%
Income tax (benefit) expense reported	$1,065	34.90%	$(4,570)	-162.69%